Note 19 - Condensed Parent Company Statements (Details) - Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statement of Income Captions [Line Items]
NET INCOME	$ 5,782,696	$ 5,239,707	$ 1,943,859
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	3,300,555	(5,029,478)	183,449
Income tax expense related to other items of comprehensive income	1,208,565	(1,942,249)	5,602
Comprehensive income (loss) of Bank	7,840,523	1,932,633	1,953,400
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
NET INCOME	5,782,696	5,239,707	1,943,859
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	5,718	28,392	8,652
Income tax expense related to other items of comprehensive income	2,117	10,505	3,200
Other comprehensive income	3,601	17,887	5,452
Comprehensive income (loss) of Bank	2,054,226	(3,324,961)	4,089
TOTAL COMPREHENSIVE INCOME	$ 7,840,523	$ 1,932,633	$ 1,953,400